Average Annual Total Returns{- Fidelity Advisor Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Focused Emerging Markets Fund - AMCIZ PRO-14 - Fidelity Advisor Focused Emerging Markets Fund	Fidelity Advisor Focused Emerging Markets Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Emerging Markets Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Inception Date	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	22.55%	14.29%	5.08%	22.16%	13.72%	4.86%	13.87%	11.49%	4.13%	25.10%	14.51%	5.05%	28.00%	14.76%	4.90%	30.41%	16.03%	6.06%	30.61%	16.20%	10.10%	[1]	Aug. 13, 2013	18.32%	12.84%	3.67%

[1]	(a)Since inception August 13, 2013.